VANECK GREEN METALS ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 99.8%
Australia : 13.4%
Glencore Plc (GBP) 349,946 $ 1,922,022
IGO Ltd. 54,407 250,966
Iluka Resources Ltd. 24,687 116,166
Liontown Resources Ltd. * 147,722 112,611
Lynas Rare Earths Ltd. * 72,242 266,950
Pilbara Minerals Ltd. † 219,494 548,366
3,217,081
Canada : 12.9%
Capstone Copper Corp. * 50,795 323,557
Hudbay Minerals, Inc. (USD) 33,980 237,860
Ivanhoe Mines Ltd. * 55,269 660,002
Lithium Americas Argentina
Corp. (USD) * † 14,173 76,392
Lithium Americas Corp.
(USD) * † 14,283 95,982
Sigma Lithium Corp. (USD) *
† 6,733 87,260
Teck Resources Ltd. (USD) 35,667 1,632,835
3,113,888
Chile : 3.2%
Lundin Mining Corp. (CAD) 48,019 491,811
Sociedad Quimica y Minera
de Chile SA (ADR) † 5,909 290,486
782,297
China : 12.8%
Beijing Easpring Material
Technology Co. Ltd. 16,600 86,999
Chengxin Lithium Group Co.
Ltd. 27,900 73,904
China Northern Rare Earth
Group High-Tech Co. Ltd. 118,668 312,078
China Rare Earth Resources
And Technology Co. Ltd. 32,200 119,722
Ganfeng Lithium Group Co.
Ltd. 39,620 196,220
GEM Co. Ltd. 168,600 137,528
Inner Mongolia Xingye
Silver&Tin Mining Co. Ltd. 48,500 71,968
Jiangxi Copper Co. Ltd. 68,103 211,326
MMG Ltd. (HKD) * † 300,000 118,001
Ningbo Shanshan Co. Ltd. 57,600 92,698
Shenghe Resources Holding
Co. Ltd. 57,500 75,387
Sichuan Yahua Industrial
Group Co. Ltd. 34,600 49,192
Tianqi Lithium Corp. 48,500 318,605
Tongling Nonferrous Metals
Group Co. Ltd. 345,600 186,355
Western Mining Co. Ltd. 78,200 199,875
Youngy Co. Ltd. 8,600 45,679
Yunnan Chihong
Zinc&Germanium Co. Ltd. 167,200 127,422
Yunnan Copper Co. Ltd. 65,700 117,687
Yunnan Tin Co. Ltd. 53,985 107,380
Zangge Mining Co. Ltd. 51,800 212,344
Number
of Shares Value
China (continued)
Zhejiang Huayou Cobalt Co.
Ltd. 56,130 $ 205,796
3,066,166
Germany : 1.0%
Aurubis AG 3,426 241,211
Underline
Indonesia : 3.3%
Amman Mineral
Internasional PT * 1,421,000 784,593
Underline
Japan : 3.7%
Mitsubishi Materials Corp. 10,000 188,090
Sumitomo Metal Mining Co.
Ltd. 23,000 686,946
875,036
Liechtenstein : 4.5%
Antofagasta Plc (GBP) 41,853 1,075,973
Underline
Mexico : 10.7%
Grupo Mexico SAB de CV 266,900 1,589,437
Southern Copper Corp.
(USD) 9,257 986,056
2,575,493
Poland : 1.5%
KGHM Polska Miedz SA 12,409 354,974
Underline
Russia : 0.0%
MMC Norilsk Nickel PJSC ∞ 4,405 0
MMC Norilsk Nickel PJSC
(ADR) *∞ 2 0
0
South Africa : 10.7%
Anglo American Platinum
Ltd. † 6,065 246,096
Anglo American Plc (GBP) 67,420 1,662,867
Impala Platinum Holdings
Ltd. 71,867 296,957
Northam Platinum Holdings
Ltd. 19,842 118,332
Sibanye Stillwater Ltd.
(ADR) † 57,774 272,116
2,596,368
Sweden : 3.3%
Boliden AB 28,286 786,272
Underline
United States : 16.6%
Albemarle Corp. 9,330 1,229,134
Arcadium Lithium Plc * 102,922 443,594
Freeport-McMoRan, Inc. 45,509 2,139,833
MP Materials Corp. * † 12,989 185,743
3,998,304
Zambia : 2.2%
First Quantum Minerals Ltd.
(CAD) 49,905 536,942
Underline
Total Common Stocks
(Cost: $27,679,645) 24,004,598

VANECK GREEN METALS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
5.5%
Money Market Fund: 5.5%
(Cost: $1,314,998)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 1,314,998 $ 1,314,998
Total Investments: 105.3%
(Cost: $28,994,643) 25,319,596
Liabilities in excess of other assets: (5.3)% (1,281,287)
NET ASSETS: 100.0% $ 24,038,309
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $1,569,740.
∞ Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.